Asset transfers (Tables)	12 Months Ended
Dec. 31, 2024
Asset transfers
Schedule of assets subject to securities repurchase agreements or security lending transactions

	2024	2023
The following assets have failed derecognition (1)	£m	£m
Trading assets	7,708	7,907
Loans to bank - amortised cost	70	10
Loans to customers - amortised cost	45	281
Other financial assets	13,174	8,764
Total	20,997	16,962

(1)	Associated liabilities were £20,394 million (2023 - £16,522 million).

Schedule of assets pledged as collateral

	2024	2023
Assets pledged against liabilities	£m	£m
Trading assets	10,288	10,976
Loans to banks - amortised cost	—	63
Loans to customers - amortised cost	19,030	21,611
Other financial assets (1)	4,451	6,506
Total	33,769	39,156

(1)

Includes assets pledged for pension derivatives and £499 million of debt securities under the continuing control of NWB Plc. This follows the agreement between NWB Plc and the Group Pension Fund to establish a bankruptcy remote reservoir trust to hold these assets. Refer to Note 5 for additional information.